Multi-Manager Directional Alternative Strategies Fund
Third Quarter Report
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 89.3%
Issuer	Shares	Value ($)
Communication Services 7.5%
Diversified Telecommunication Services 0.8%
Deutsche Telekom AG, Registered Shares	11,833	396,985
Verizon Communications, Inc.(a)	46,659	1,837,898
Total		2,234,883
Entertainment 2.1%
Electronic Arts, Inc.(a)	5,851	719,146
Live Nation Entertainment, Inc.(a),(b)	2,064	298,620
Spotify Technology SA(a),(b)	8,491	4,657,738
Take-Two Interactive Software, Inc.(b)	1,247	231,331
Total		5,906,835
Interactive Media & Services 3.1%
Alphabet, Inc., Class A(a)	12,448	2,539,641
Alphabet, Inc., Class C(a)	3,435	706,236
Cars.com, Inc.(b)	10,855	194,522
Match Group, Inc.(b)	7,500	267,750
Meta Platforms, Inc., Class A(a)	1,641	1,130,944
Reddit, Inc., Class A(a),(b)	18,631	3,717,816
Total		8,556,909
Media 1.0%
Fox Corp., Class A(a)	9,018	461,541
Fox Corp., Class B(a)	15,388	747,857
Informa PLC	61,617	657,479
Liberty Broadband Corp., Class C(b)	3,842	294,528
Omnicom Group, Inc.(a)	6,145	533,325
Total		2,694,730
Wireless Telecommunication Services 0.5%
Rogers Communications, Inc., Class B	1,600	43,948
T-Mobile US, Inc.(a)	1,730	403,038
Vodafone Group PLC	1,245,795	1,061,349
Total		1,508,335
Total Communication Services		20,901,692
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 7.6%
Automobile Components 0.1%
Cie Generale des Etablissements Michelin SCA	3,140	109,200
Goodyear Tire & Rubber Co. (The)(a),(b)	13,913	123,408
Linamar Corp	3,500	136,161
Sumitomo Electric Industries Ltd.	1,200	22,419
Total		391,188
Automobiles 0.2%
Tesla, Inc.(a),(b)	1,294	523,552
Broadline Retail 1.1%
Amazon.com, Inc.(a),(b)	4,613	1,096,418
Canadian Tire Corp., Ltd., Class A	14,600	1,643,687
eBay, Inc.(a)	3,427	231,254
Total		2,971,359
Distributors 0.0%
LKQ Corp.(a)	3,820	142,830
Diversified Consumer Services 0.5%
frontdoor, Inc.(b)	21,134	1,265,504
Hotels, Restaurants & Leisure 2.1%
Booking Holdings, Inc.(a)	509	2,411,418
Boyd Gaming Corp.	8,581	657,734
Churchill Downs, Inc.	4,383	541,651
Darden Restaurants, Inc.	1,302	254,202
Flutter Entertainment PLC(b)	3,216	862,438
La Francaise des Jeux SAEM	85	3,230
Restaurant Brands International, Inc.	1,979	121,788
Starbucks Corp.	2,553	274,907
Wyndham Hotels & Resorts, Inc.	6,931	727,894
Total		5,855,262
Household Durables 1.8%
Century Communities, Inc.(a)	1,359	103,800
Dream Finders Homes, Inc., Class A(a),(b)	2,658	61,320
Garmin Ltd.(a)	7,106	1,533,830
KB Home(a)	362	24,290
Lennar Corp., Class A(a)	9,003	1,181,554

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
PulteGroup, Inc.(a)	2,396	272,617
SharkNinja, Inc.(a),(b)	16,880	1,887,353
Total		5,064,764
Specialty Retail 1.8%
AutoNation, Inc.(b)	1,985	374,272
AutoZone, Inc.(b)	140	469,029
Carvana Co.(b)	11,415	2,824,984
Home Depot, Inc. (The)	771	317,637
Ross Stores, Inc.	2,612	393,263
TJX Companies, Inc. (The)	4,607	574,907
Total		4,954,092
Total Consumer Discretionary		21,168,551
Consumer Staples 4.7%
Beverages 0.6%
Coca-Cola Bottling Co. Consolidated	365	499,181
Coca-Cola Co. (The)	7,581	481,242
Coca-Cola Europacific Partners PLC	3,174	249,318
Primo Brands Corp., Class A	11,546	373,744
Total		1,603,485
Consumer Staples Distribution & Retail 1.8%
BJ’s Wholesale Club Holdings, Inc.(b)	5,297	524,668
Carrefour SA	77,067	1,098,003
Kroger Co. (The)(a)	4,720	290,941
Sysco Corp.	10,356	755,160
Target Corp.	2,670	368,220
U.S. Foods Holding Corp.(a),(b)	13,927	987,842
Walmart, Inc.	9,015	884,912
Total		4,909,746
Food Products 1.6%
ConAgra Foods, Inc.(a)	18,092	468,402
Kerry Group PLC, Class A	1,837	188,644
Kraft Heinz Co. (The)(a)	28,559	852,201
Lamb Weston Holdings, Inc.	3,946	236,523
Nomad Foods Ltd.	16,731	298,816
Simply Good Foods Co. (The)(b)	6,669	253,422
Toyo Suisan Kaisha Ltd.	3,600	232,618
Common Stocks (continued)
Issuer	Shares	Value ($)
Tyson Foods, Inc., Class A(a)	26,658	1,505,910
WH Group Ltd.	521,500	406,819
Total		4,443,355
Household Products 0.3%
Essity AB, Class B	23,008	582,695
Kimberly-Clark Corp.(a)	1,482	192,616
Total		775,311
Personal Care Products 0.1%
Kenvue, Inc.	16,903	359,865
Tobacco 0.3%
Philip Morris International, Inc.(a)	6,705	872,991
Total Consumer Staples		12,964,753
Energy 2.6%
Energy Equipment & Services 0.9%
Aker Solutions ASA	215,119	610,802
Schlumberger NV	10,560	425,357
Solaris Energy Infrastructure, Inc., Class A(a)	55,302	1,509,191
Total		2,545,350
Oil, Gas & Consumable Fuels 1.7%
Cenovus Energy, Inc.	23,199	335,690
ConocoPhillips Co.	5,786	571,830
Diamondback Energy, Inc.(a)	2,743	450,840
ENEOS Holdings, Inc.	250,900	1,261,354
Idemitsu Kosan Co., Ltd.	179,300	1,196,678
Marathon Petroleum Corp.(a)	3,262	475,306
MEG Energy Corp.	22,140	363,021
Vista Energy SAB de CV, ADR(b)	3,396	183,214
Total		4,837,933
Total Energy		7,383,283
Financials 13.3%
Banks 4.6%
AIB Group PLC	28,189	165,757
Banco Santander SA	22,345	114,507
Bank of America Corp.(a)	21,464	993,783
Bank of Nagoya Ltd. (The)	6,200	286,335
Bankinter SA	15,027	128,031
Barclays Bank PLC	165,811	607,697
BNP Paribas SA	3,443	235,190
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
BOC Hong Kong Holdings Ltd.	350,500	1,139,382
Capitol Federal Financial, Inc.(a)	9,073	53,984
Citigroup, Inc.(a)	5,790	471,480
Commerzbank AG	7,357	142,057
East West Bancorp, Inc.(a)	4,063	418,367
Fifth Third Bancorp(a)	7,826	346,770
Huntington Bancshares, Inc.(a)	28,443	489,220
ING Groep NV	24,118	400,863
JPMorgan Chase & Co.(a)	5,696	1,522,541
M&T Bank Corp.	1,338	269,259
NatWest Group PLC	222,819	1,187,995
Nordea Bank Abp	30,264	360,365
Shizuoka Financial Group, Inc.	44,700	398,833
Standard Chartered PLC	24,055	323,528
Sumitomo Mitsui Financial Group, Inc.	6,900	170,037
Sumitomo Mitsui Trust Group, Inc.	37,200	935,406
United Overseas Bank Ltd.	6,400	175,934
Wells Fargo & Co.(a)	20,552	1,619,497
Total		12,956,818
Capital Markets 2.3%
Bank of New York Mellon Corp. (The)(a)	20,246	1,739,739
Blue Owl Capital, Inc.	11,931	310,325
Charles Schwab Corp. (The)	2,665	220,449
Deutsche Bank AG, Registered Shares	73,560	1,439,778
Evercore, Inc., Class A(a)	730	212,627
Goldman Sachs Group, Inc. (The)	340	217,736
LPL Financial Holdings, Inc.	1,782	653,798
Morgan Stanley	2,954	408,922
Northern Trust Corp.(a)	10,949	1,229,463
Total		6,432,837
Consumer Finance 0.9%
American Express Co.	1,624	515,539
Discover Financial Services	2,625	527,861
SLM Corp.(a)	8,235	229,839
Synchrony Financial(a)	2,195	151,411
Upstart Holdings, Inc.(a),(b)	16,983	1,099,564
Total		2,524,214
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 1.8%
Berkshire Hathaway, Inc., Class B(b)	1,144	536,158
Corebridge Financial, Inc.(a)	38,116	1,286,796
Corpay, Inc.(b)	1,993	758,317
Fidelity National Information Services, Inc.	8,939	728,260
Fiserv, Inc.(b)	1,744	376,774
Investor AB, Class B	11,451	326,081
Shift4 Payments, Inc., Class A(b)	3,382	405,333
Visa, Inc., Class A	1,154	394,437
Voya Financial, Inc.	2,033	144,323
Total		4,956,479
Insurance 3.7%
Allstate Corp. (The)(a)	11,053	2,125,824
Aon PLC, Class A	2,137	792,442
Arthur J Gallagher & Co.	1,495	451,221
Beazley PLC	38,237	394,810
Chubb Ltd.	2,081	565,782
Everest Group Ltd.(a)	1,664	578,257
First American Financial Corp.	3,088	195,223
Hiscox Ltd.	23,063	312,552
Hyundai Marine & Fire Insurance Co., Ltd.	10,938	185,642
Japan Post Insurance Co., Ltd.	19,100	372,214
Lancashire Holdings Ltd.	26,821	215,827
Markel Group, Inc.(b)	303	554,120
Mercury General Corp.(a)	5,040	251,194
MS&AD Insurance Group Holdings, Inc.	49,200	1,020,108
NN Group NV	2,042	93,720
Power Corp. of Canada	13,300	403,114
Progressive Corp. (The)	1,898	467,743
RenaissanceRe Holdings Ltd.	2,071	481,673
Travelers Companies, Inc. (The)	1,160	284,409
White Mountains Insurance Group Ltd.	203	392,290
WR Berkley Corp.	3,322	195,433
Total		10,333,598
Total Financials		37,203,946

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.3%
Biotechnology 3.2%
AbbVie, Inc.(a)	8,130	1,495,107
Akero Therapeutics, Inc.(b)	57,188	3,092,727
Amgen, Inc.(a)	3,005	857,687
Halozyme Therapeutics, Inc.(a),(b)	593	33,588
Incyte Corp.(a),(b)	8,495	629,989
Sarepta Therapeutics, Inc.(b)	18,178	2,067,202
United Therapeutics Corp.(a),(b)	1,873	657,741
Total		8,834,041
Health Care Equipment & Supplies 3.9%
Abbott Laboratories(a)	5,970	763,742
Baxter International, Inc.(a)	4,565	148,636
Boston Scientific Corp.(b)	2,151	220,176
Establishment Labs Holdings, Inc.(a),(b)	40,949	1,312,415
Glaukos Corp.(a),(b)	37,013	5,790,314
Medtronic PLC(a)	9,739	884,496
PROCEPT BioRobotics Corp.(a),(b)	21,087	1,528,808
Stryker Corp.	269	105,257
Zimmer Biomet Holdings, Inc.	1,241	135,865
Total		10,889,709
Health Care Providers & Services 3.8%
Cencora, Inc.(a)	6,123	1,556,528
Centene Corp.(b)	3,708	237,423
Cigna Group (The)(a)	3,875	1,140,064
CVS Health Corp.(a)	1,121	63,314
DaVita, Inc.(b)	2,641	465,344
Elevance Health, Inc.(a)	1,012	400,449
GeneDx Holdings Corp.(a),(b)	34,846	2,608,223
HCA Healthcare, Inc.	1,287	424,594
Henry Schein, Inc.(b)	1,173	93,840
Humana, Inc.	840	246,313
McKesson Corp.	1,212	720,837
Molina Healthcare, Inc.(b)	1,153	357,903
UnitedHealth Group, Inc.	2,346	1,272,682
Universal Health Services, Inc., Class B(a)	5,388	1,015,961
Total		10,603,475
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Technology 1.3%
Doximity, Inc., Class A(b)	14,297	844,952
Pro Medicus Ltd.	50	8,557
Waystar Holding Corp.(a),(b)	67,642	2,718,532
Total		3,572,041
Life Sciences Tools & Services 0.2%
Avantor, Inc.(a),(b)	9,160	204,085
ICON PLC(b)	784	156,079
Thermo Fisher Scientific, Inc.	74	44,233
Total		404,397
Pharmaceuticals 3.9%
AstraZeneca PLC	3,301	463,380
Bristol-Myers Squibb Co.	13,361	787,631
Ipsen SA	965	119,121
Johnson & Johnson(a)	2,740	416,891
Merck & Co., Inc.(a)	6,869	678,795
Novo Nordisk A/S, Class B	917	77,418
Organon & Co.(a)	38,132	593,334
Pfizer, Inc.	664	17,609
Roche Holding AG	445	147,987
Royalty Pharma PLC, Class A(a)	14,328	452,478
Sandoz Group AG, ADR	11,066	529,811
Sanofi SA	2,241	243,557
UCB SA	1,477	287,355
Verona Pharma PLC, ADR(a),(b)	105,064	6,020,167
Viatris, Inc.(a)	13,808	155,754
Total		10,991,288
Total Health Care		45,294,951
Industrials 13.6%
Aerospace & Defense 1.1%
Airbus Group SE	3,098	535,866
Curtiss-Wright Corp.	781	270,960
Embraer SA, ADR(b)	8,413	344,681
Howmet Aerospace, Inc.(a)	3,399	430,245
L3Harris Technologies, Inc.(a)	4,103	869,877
Lockheed Martin Corp.(a)	543	251,382
Textron, Inc.	4,635	354,624
Total		3,057,635
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc.(a)	4,682	531,781
FedEx Corp.(a)	1,132	299,833
Total		831,614
Building Products 2.0%
Advanced Drainage Systems, Inc.	2,183	263,947
Allegion PLC	3,345	443,982
Builders FirstSource, Inc.(b)	4,622	773,168
Carlisle Companies, Inc.(a)	3,325	1,294,954
Masco Corp.	7,395	586,276
MasterBrand, Inc.(a),(b)	24,750	428,670
Resideo Technologies, Inc.(a),(b)	30,879	695,395
Rockwool International A/S, Class B	2,036	720,978
UFP Industries, Inc.	2,455	283,921
Total		5,491,291
Commercial Services & Supplies 0.3%
Brink’s Co. (The)	5,093	475,330
Clean Harbors, Inc.(b)	1,056	246,048
Securitas AB	11,401	145,055
Total		866,433
Construction & Engineering 1.2%
Eiffage SA	1,508	134,720
EMCOR Group, Inc.(a)	2,347	1,051,597
IES Holdings, Inc.(a),(b)	7,396	1,636,587
Tutor Perini Corp.(a),(b)	15,913	383,344
Valmont Industries, Inc.	829	275,029
Total		3,481,277
Electrical Equipment 0.5%
Acuity Brands, Inc.	1,275	423,797
AMETEK, Inc.	1,384	255,431
Eaton Corp. PLC	368	120,130
Emerson Electric Co.	1,441	187,258
nVent Electric PLC	2,160	140,594
Sensata Technologies Holding	9,324	253,240
Vertiv Holdings Co.	1,045	122,286
Total		1,502,736
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.8%
Central Japan Railway Co.	44,000	816,059
Norfolk Southern Corp.	2,254	575,446
Uber Technologies, Inc.(b)	11,812	789,632
Total		2,181,137
Industrial Conglomerates 0.7%
3M Co.	2,780	423,116
Honeywell International, Inc.	2,027	453,480
Jardine Matheson Holdings Ltd.	900	36,253
Siemens AG, Registered Shares	1,243	266,469
Swire Pacific Ltd., Class A	87,000	755,569
Total		1,934,887
Machinery 2.3%
Allison Transmission Holdings, Inc.	2,981	350,387
Andritz AG	2,750	155,707
Atmus Filtration Technologies, Inc.	3,964	165,774
Dover Corp.	2,052	417,951
Fortive Corp.	2,369	192,671
Iveco Group NV	13,670	166,379
Miller Industries, Inc.(a)	6,072	400,570
Parker-Hannifin Corp.	316	223,428
Schindler Holding AG	2,294	662,870
Schindler Holding AG, Registered Shares	1,976	555,726
Volvo AB	13,946	384,708
Wartsila OYJ	76,831	1,451,353
Westinghouse Air Brake Technologies Corp.(a)	1,522	316,454
Yangzijiang Shipbuilding Holdings Ltd.	408,300	914,379
Total		6,358,357
Marine Transportation 0.5%
AP Moller - Maersk A/S, Class A	439	635,297
AP Moller - Maersk A/S, Class B	325	479,986
Matson, Inc.	2,430	344,695
Total		1,459,978
Passenger Airlines 0.3%
Delta Air Lines, Inc.	6,403	430,730
United Airlines Holdings, Inc.(b)	4,035	427,064
Total		857,794

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 2.4%
Booz Allen Hamilton Holding Corp.(a)	3,450	445,050
Equifax, Inc.	2,159	593,250
Huron Consulting Group, Inc.(b)	4,915	623,124
Jacobs Solutions, Inc.	4,515	632,687
KBR, Inc.	10,552	574,240
Kelly Services, Inc., Class A(a)	22,605	318,278
Leidos Holdings, Inc.(a)	9,769	1,387,491
Robert Half, Inc.	7,423	480,936
SS&C Technologies Holdings, Inc.	7,980	645,981
Teleperformance SE	1,578	147,767
TriNet Group, Inc.	3,838	358,431
Upwork, Inc.(b)	26,055	410,627
Total		6,617,862
Trading Companies & Distributors 1.2%
AerCap Holdings NV(a)	1,999	191,104
Beacon Roofing Supply, Inc.(b)	8,138	963,051
Mitsubishi Corp.	19,800	315,795
Sumitomo Corp.	67,500	1,463,417
WESCO International, Inc.(a)	1,548	286,380
Total		3,219,747
Total Industrials		37,860,748
Information Technology 14.7%
Communications Equipment 0.2%
InterDigital, Inc.	2,790	510,514
Telefonaktiebolaget LM Ericsson, Class B	3,656	27,529
Total		538,043
Electronic Equipment, Instruments & Components 2.5%
Advanced Energy Industries, Inc.(a)	21,573	2,482,621
Arrow Electronics, Inc.(a),(b)	2,202	256,643
CDW Corp.(a)	1,327	264,259
Celestica, Inc.(b)	4,098	505,980
Flex Ltd.(b)	22,095	920,257
Jabil, Inc.(a)	1,942	315,400
Keysight Technologies, Inc.(b)	3,027	539,866
Mirion Technologies, Inc.(b)	14,310	226,670
Scansource, Inc.(a),(b)	8,417	352,252
Common Stocks (continued)
Issuer	Shares	Value ($)
Trimble Navigation Ltd.(b)	7,115	533,340
Zebra Technologies Corp., Class A(b)	1,316	515,793
Total		6,913,081
IT Services 0.3%
Capgemini SE	1,823	331,269
International Business Machines Corp.(a)	2,227	569,444
Total		900,713
Semiconductors & Semiconductor Equipment 5.9%
Allegro MicroSystems, Inc.(b)	7,370	177,543
Applied Materials, Inc.(a)	6,553	1,181,833
Broadcom, Inc.(a)	4,880	1,079,798
Cirrus Logic, Inc.(a),(b)	4,222	424,058
Credo Technology Group Holding Ltd.(a),(b)	14,299	1,001,216
KLA Corp.(a)	1,482	1,094,072
Lam Research Corp.(a)	6,759	547,817
Marvell Technology, Inc.(a)	15,742	1,776,642
Microchip Technology, Inc.	6,883	373,747
Micron Technology, Inc.	2,699	246,257
MKS Instruments, Inc.(a)	2,060	233,357
NVIDIA Corp.(a)	15,756	1,891,823
NXP Semiconductors NV(a)	3,180	663,189
Photronics, Inc.(a),(b)	14,355	330,021
Qorvo, Inc.(a),(b)	13,443	1,115,500
QUALCOMM, Inc.(a)	3,968	686,186
Semtech Corp.(a),(b)	1,372	91,869
Tower Semiconductor Ltd.(a),(b)	73,647	3,600,602
Ultra Clean Holdings, Inc.(a),(b)	3,039	112,048
Total		16,627,578
Software 4.6%
Adeia, Inc.(a)	46,516	597,731
Atlassian Corp., Class A(b)	6,431	1,972,902
AudioEye, Inc.(a),(b)	60,594	1,147,650
Blend Labs, Inc., Class A(b)	161,396	621,375
Check Point Software Technologies Ltd.(a),(b)	3,637	792,939
CleanSpark, Inc.(b)	7,249	75,679
Gen Digital, Inc.(a)	67,574	1,818,416
Microsoft Corp.(a)	2,884	1,197,033
NiCE Ltd., ADR(b)	2,037	338,427
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Open Text Corp.	24,600	723,773
Oracle Corp.(a)	3,248	552,355
Riot Platforms, Inc.(b)	8,294	98,533
Samsara, Inc., Class A(a),(b)	43,242	2,226,963
Xero Ltd.(b)	5,251	591,027
Total		12,754,803
Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.(a)	7,281	1,718,316
Dell Technologies, Inc.	2,987	309,453
Hewlett Packard Enterprise Co.(a)	23,035	488,112
NetApp, Inc.	3,513	428,937
Samsung Electronics Co., Ltd.	11,106	396,637
Super Micro Computer, Inc.(b)	303	8,641
Total		3,350,096
Total Information Technology		41,084,314
Materials 2.6%
Chemicals 0.8%
DuPont de Nemours, Inc.(a)	5,037	386,842
Evonik Industries AG	17,877	335,692
FMC Corp.	6,217	346,784
Methanex Corp.	11,385	594,297
Mitsubishi Chemical Group Corp.	41,400	211,457
Mosaic Co. (The)	14,558	406,023
Total		2,281,095
Construction Materials 0.4%
CRH PLC	8,625	854,133
Ferguson Enterprises, Inc.	1,165	211,005
Total		1,065,138
Containers & Packaging 0.2%
Amcor PLC(a)	1,152	11,198
International Paper Co.(a)	267	14,853
Smurfit WestRock PLC	6,946	368,763
Total		394,814
Metals & Mining 1.2%
Kinross Gold Corp.(a)	53,268	600,863
Kinross Gold Corp.	107,494	1,210,773
Reliance, Inc.	491	142,144
Rio Tinto Ltd.	6,310	454,452
Common Stocks (continued)
Issuer	Shares	Value ($)
Sandstorm Gold Ltd.	31,621	184,502
Teck Resources Ltd., Class B	12,701	519,217
United States Steel Corp.	7,107	261,893
Total		3,373,844
Total Materials		7,114,891
Real Estate 2.3%
Industrial REITs 0.4%
Americold Realty Trust, Inc.(a)	26,992	589,775
Rexford Industrial Realty, Inc.	10,856	441,405
Total		1,031,180
Residential REITs 0.2%
American Homes 4 Rent, Class A	8,251	285,732
Essex Property Trust, Inc.	1,147	326,402
Total		612,134
Retail REITs 0.3%
Kimco Realty Corp.	23,513	527,867
Regency Centers Corp.(a)	5,177	371,916
Total		899,783
Specialized REITs 1.4%
American Tower Corp.(a)	2,686	496,776
Extra Space Storage, Inc.	2,820	434,280
Lamar Advertising Co., Class A(a)	1,702	215,167
Millrose Properties, Inc.(b),(c),(d)	4,501	49,787
Outfront Media, Inc.(a)	416	7,654
Public Storage(a)	241	71,934
Safehold, Inc.(a)	34,410	557,786
SBA Communications Corp.(a)	4,004	791,030
VICI Properties, Inc.	21,602	643,091
Weyerhaeuser Co.	18,536	567,572
Total		3,835,077
Total Real Estate		6,378,174
Utilities 4.1%
Electric Utilities 1.8%
American Electric Power Co., Inc.(a)	2,744	269,900
Constellation Energy Corp.	222	66,595
EDP-Energias de Portugal SA	25,408	79,887
Enel SpA	58,984	419,240
Entergy Corp.	5,415	439,048

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
FirstEnergy Corp.	12,927	514,495
Kansai Electric Power Co., Inc. (The)	5,900	65,093
Mercury NZ Ltd.	45,144	160,501
NextEra Energy, Inc.(a)	7,810	558,884
NRG Energy, Inc.	3,127	320,330
OGE Energy Corp.	16,379	691,685
PPL Corp.	17,643	592,805
Scottish & Southern Energy PLC	17,759	357,764
Southern Co. (The)	5,940	498,663
Total		5,034,890
Gas Utilities 0.6%
Italgas SpA	93,563	558,947
New Jersey Resources Corp.	3,754	180,004
Osaka Gas Co., Ltd.	19,100	375,520
Rubis SCA	21,526	562,609
Total		1,677,080
Independent Power and Renewable Electricity Producers 0.4%
Talen Energy Corp.(b)	2,399	531,930
Vistra Corp.	3,233	543,241
Total		1,075,171
Multi-Utilities 1.3%
CenterPoint Energy, Inc.	16,620	541,314
Consolidated Edison, Inc.(a)	8,387	786,197
Dominion Energy, Inc.(a)	16,672	926,797
Engie SA	65,495	1,081,184
NiSource, Inc.	11,428	426,264
Total		3,761,756
Total Utilities		11,548,897
Total Common Stocks (Cost $203,820,589)		248,904,200

Limited Partnerships 0.2%

Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
Enterprise Products Partners LP(a)	19,052	622,048
Total Energy		622,048
Total Limited Partnerships (Cost $555,652)		622,048

Warrants —%
Issuer	Shares	Value ($)
Information Technology —%
Software —%
Constellation Software, Inc.(b),(c),(d) 03/31/2040	100	—
Total Information Technology		—
Total Warrants (Cost $—)		—

Call Option Contracts Purchased 0.8%
Value ($)
(Cost $1,741,492)	2,277,900

Put Option Contracts Purchased 0.4%

(Cost $1,326,944)	995,436

Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(e),(f)	19,007,413	19,005,512
Total Money Market Funds (Cost $19,002,600)		19,005,512
Total Investments (Cost $226,447,277)		271,805,096

Investments in Securities Sold Short

Common Stocks (48.3)%
Issuer	Shares	Value ($)
Communication Services (1.4)%
Diversified Telecommunication Services (0.6)%
Cellnex Telecom SA	(19,682)	(659,213)
Globalstar, Inc.(b)	(38,831)	(59,411)
Liberty Global Ltd., Class C(b)	(14,923)	(175,047)
Lumen Technologies, Inc.(b)	(24,396)	(120,516)
Telia Co. AB	(68,687)	(202,137)
TELUS Corp.	(22,348)	(324,145)
Total		(1,540,469)
Entertainment (0.0)%
Roblox Corp. Class A(b)	(1,240)	(88,127)
Media (0.8)%
Cable One, Inc.	(357)	(108,532)
Clear Channel Outdoor Holdings, Inc.(b)	(133,926)	(182,139)
Dentsu, Inc.	(13,200)	(305,804)
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Fox Corp., Class A	(2,399)	(122,781)
Ibotta, Inc., Class A(b)	(19,826)	(1,437,385)
Total		(2,156,641)
Total Communication Services		(3,785,237)
Consumer Discretionary (3.7)%
Automobile Components (0.2)%
Nokian Renkaat OYJ	(40,068)	(333,467)
QuantumScape Corp.(b)	(57,057)	(294,984)
Total		(628,451)
Automobiles (0.1)%
Rivian Automotive, Inc.(b)	(26,316)	(330,529)
Diversified Consumer Services (0.9)%
Duolingo, Inc.(b)	(4,295)	(1,563,337)
Mister Car Wash, Inc.(b)	(49,035)	(393,261)
Service Corp. International	(5,334)	(416,692)
Total		(2,373,290)
Hotels, Restaurants & Leisure (1.5)%
Airbnb, Inc., Class A(b)	(11,230)	(1,473,039)
Choice Hotels International, Inc.	(3,263)	(480,738)
Cracker Barrel Old Country Store, Inc.	(4,087)	(265,573)
DraftKings, Inc., Class A(b)	(15,176)	(636,633)
GVC Holdings PLC	(25,086)	(217,820)
InterContinental Hotels Group PLC	(1,872)	(249,615)
Krispy Kreme, Inc.	(25,404)	(230,414)
Sabre Corp.(b)	(53,047)	(177,708)
SJM Holdings Ltd.(b)	(409,000)	(128,572)
Soho House & Co., Inc., Class A(b)	(26,647)	(209,712)
Wendy’s Co. (The)	(15,751)	(233,587)
Total		(4,303,411)
Household Durables (0.3)%
KB Home	(4,020)	(269,742)
LGI Homes, Inc.(b)	(6,118)	(546,215)
Total		(815,957)
Leisure Products (0.1)%
Acushnet Holdings Corp.	(4,960)	(323,987)

Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail (0.3)%
Carvana Co.(b)	(1,726)	(427,150)
Floor & Decor Holdings, Inc., Class A(b)	(1,140)	(114,114)
Lowe’s Companies, Inc.	(468)	(121,699)
Revolve Group, Inc.(b)	(1,708)	(53,939)
Tractor Supply Co.	(4,061)	(220,756)
Total		(937,658)
Textiles, Apparel & Luxury Goods (0.3)%
Birkenstock Holding PLC(b)	(3,467)	(205,038)
Burberry Group PLC	(12,312)	(179,944)
Canada Goose Holdings, Inc.(b)	(15,018)	(164,447)
Deckers Outdoor Corp.(b)	(1,178)	(208,930)
Total		(758,359)
Total Consumer Discretionary		(10,471,642)
Consumer Staples (1.5)%
Beverages (0.4)%
Boston Beer Co., Inc. (The), Class A(b)	(877)	(219,838)
Brown-Forman Corp., Class B	(9,740)	(321,517)
National Beverage Corp.	(5,484)	(230,602)
Treasury Wine Estates Ltd.	(34,481)	(228,747)
Total		(1,000,704)
Food Products (0.9)%
Hershey Co. (The)	(2,574)	(384,169)
Hormel Foods Corp.	(9,704)	(290,926)
Jm Smucker Co/the	(7,131)	(762,232)
Kikkoman Corp.	(71,500)	(748,337)
Kraft Heinz Co. (The)	(10,150)	(302,876)
Total		(2,488,540)
Household Products (0.2)%
Church & Dwight Co., Inc.	(2,561)	(270,237)
Clorox Co. (The)	(749)	(118,851)
Kimberly-Clark Corp.	(2,309)	(300,101)
Total		(689,189)
Total Consumer Staples		(4,178,433)
Energy (1.3)%
Energy Equipment & Services (0.1)%
Core Laboratories, Inc.	(11,168)	(189,521)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels (1.2)%
Cameco Corp.	(11,435)	(565,475)
Centrus Energy Corp., Class A(b)	(2,081)	(171,266)
Chesapeake Energy Corp.	(2,785)	(282,956)
Delek U.S. Holdings, Inc.	(4,544)	(81,156)
Energy Fuels, Inc.(b)	(60,598)	(319,804)
Energy Fuels, Inc.(b)	(14,900)	(79,119)
EQT Corp.	(2,283)	(116,707)
Neste OYJ	(44,809)	(567,788)
New Fortress Energy, Inc.	(22,158)	(332,370)
NexGen Energy Ltd.(b)	(25,700)	(167,814)
NextDecade Corp.(b)	(17,152)	(145,449)
Occidental Petroleum Corp.	(9,555)	(445,741)
Uranium Energy Corp.(b)	(11,218)	(79,199)
Total		(3,354,844)
Total Energy		(3,544,365)
Financials (4.0)%
Banks (1.7)%
Aozora Bank Ltd.	(19,800)	(305,606)
Bank of Hawaii Corp.	(6,827)	(508,680)
Commerce Bancshares, Inc.	(5,812)	(388,242)
Commonwealth Bank of Australia	(6,197)	(611,534)
Community Financial System, Inc.	(5,291)	(346,719)
Cullen/Frost Bankers, Inc.	(1,870)	(260,678)
CVB Financial Corp.	(9,547)	(198,960)
First Financial Bankshares, Inc.	(12,893)	(480,393)
Glacier Bancorp, Inc.	(12,617)	(626,686)
Hang Seng Bank Ltd.	(30,900)	(387,195)
Texas Capital Bancshares, Inc.(b)	(3,821)	(301,668)
United Bankshares, Inc.	(5,188)	(199,738)
Total		(4,616,099)
Capital Markets (0.8)%
Ashmore Group PLC	(97,319)	(205,132)
Avanza Bank Holding AB	(6,447)	(193,329)
EQT AB	(35,830)	(1,169,869)
Moelis & Co., Class A	(3,745)	(293,196)
T Rowe Price Group, Inc.	(3,281)	(383,615)
Total		(2,245,141)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance (0.1)%
Credit Acceptance Corp.(b)	(719)	(365,087)
Financial Services (0.3)%
Block, Inc., Class A(b)	(6,770)	(614,851)
Flywire Corp.(b)	(13,079)	(252,817)
Total		(867,668)
Insurance (1.1)%
Baldwin Insurance Group, Inc. (The)(b)	(42,322)	(1,733,086)
Cincinnati Financial Corp.	(1,448)	(198,448)
Erie Indemnity Co., Class A	(197)	(79,381)
Kinsale Capital Group, Inc.	(691)	(305,380)
Legal & General Group PLC	(33,811)	(100,964)
Oscar Health, Inc., Class A(b)	(5,750)	(95,450)
RLI Corp.	(2,682)	(196,725)
Swiss Re AG	(1,026)	(156,637)
Trupanion, Inc.(b)	(1,484)	(70,401)
Total		(2,936,472)
Total Financials		(11,030,467)
Health Care (3.9)%
Biotechnology (1.4)%
ARS Pharmaceuticals, Inc.(b)	(8,092)	(105,358)
Ascendis Pharma A/S ADR(b)	(1,178)	(153,917)
BridgeBio Pharma, Inc.(b)	(7,696)	(263,280)
Exact Sciences Corp.(b)	(10,916)	(611,842)
GRAIL, Inc.(b)	(4,721)	(142,952)
ImmunityBio, Inc.(b)	(19,632)	(67,730)
Immunovant, Inc.(b)	(2,743)	(59,633)
Krystal Biotech, Inc.(b)	(5,021)	(802,055)
Madrigal Pharmaceuticals, Inc.(b)	(415)	(138,942)
Moderna, Inc.(b)	(19,358)	(763,092)
Myriad Genetics, Inc.(b)	(5,504)	(69,736)
Recursion Pharmaceuticals, Inc., Class A(b)	(22,932)	(166,028)
Rhythm Pharmaceuticals, Inc.(b)	(3,199)	(190,117)
TG Therapeutics, Inc.(b)	(4,002)	(126,863)
Twist Bioscience Corp.(b)	(3,460)	(181,200)
Zealand Pharma A/S(b)	(1,555)	(158,013)
Total		(4,000,758)
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies (0.4)%
Align Technology, Inc.(b)	(535)	(117,224)
Ambu A/S	(4,021)	(74,847)
Carl Zeiss Meditec AG	(6,512)	(396,705)
Dexcom, Inc.(b)	(1,926)	(167,235)
Edwards Lifesciences Corp.(b)	(1,789)	(129,613)
Neogen Corp.(b)	(7,874)	(90,236)
Total		(975,860)
Health Care Providers & Services (0.2)%
Amplifon SpA	(17,668)	(472,157)
Privia Health Group, Inc.(b)	(7,613)	(173,957)
Total		(646,114)
Health Care Technology (0.3)%
GoodRx Holdings, Inc., Class A(b)	(22,360)	(106,657)
M3, Inc.	(66,700)	(605,372)
Schrodinger, Inc.(b)	(432)	(10,832)
Total		(722,861)
Life Sciences Tools & Services (0.6)%
10X Genomics, Inc., Class A(b)	(7,382)	(110,730)
Charles River Laboratories International, Inc.(b)	(674)	(111,048)
Medpace Holdings, Inc.(b)	(413)	(144,199)
Oxford Nanopore Technologies PLC(b)	(63,786)	(115,311)
Sartorius Stedim Biotech	(2,955)	(681,361)
Tempus AI, Inc.(b)	(10,020)	(575,048)
Total		(1,737,697)
Pharmaceuticals (1.0)%
Cassava Sciences, Inc.(b)	(26,105)	(62,130)
Corcept Therapeutics, Inc.(b)	(3,104)	(207,720)
Eyepoint Pharmaceuticals, Inc.(b)	(42,016)	(321,422)
Merck & Co., Inc.	(21,473)	(2,121,962)
Total		(2,713,234)
Total Health Care		(10,796,524)
Industrials (8.6)%
Aerospace & Defense (0.9)%
Airbus Group SE	(3,756)	(649,681)
Archer Aviation, Inc., Class A(b)	(8,995)	(85,003)
Boeing Co. (The)(b)	(2,859)	(504,671)
CAE, Inc.(b)	(17,461)	(411,730)

Common Stocks (continued)
Issuer	Shares	Value ($)
Melrose Industries PLC	(22,756)	(171,742)
Northrop Grumman Corp.	(796)	(387,867)
Saab AB, Class B	(10,339)	(223,494)
Total		(2,434,188)
Air Freight & Logistics (0.1)%
GXO Logistics, Inc.(b)	(3,980)	(180,891)
Building Products (1.6)%
Builders FirstSource, Inc.(b)	(56)	(9,368)
Fortune Brands Home & Security, Inc.	(2,110)	(151,224)
Lennox International, Inc.	(5,246)	(3,107,835)
Nibe Industrier AB, Class B	(178,566)	(715,419)
Trex Co., Inc.(b)	(7,041)	(512,796)
Total		(4,496,642)
Commercial Services & Supplies (0.1)%
Montrose Environmental Group, Inc.(b)	(9,612)	(200,122)
Construction & Engineering (1.2)%
Quanta Services, Inc.	(10,732)	(3,301,271)
Electrical Equipment (1.0)%
Enovix Corp.(b)	(17,189)	(207,299)
GE Vernova, Inc.	(355)	(132,372)
NEL ASA(b)	(1,228,633)	(256,054)
Nidec Corp.	(12,700)	(219,349)
Plug Power, Inc.(b)	(85,732)	(159,461)
Rockwell Automation, Inc.	(6,371)	(1,773,878)
Total		(2,748,413)
Machinery (1.0)%
Husqvarna AB	(42,755)	(227,677)
Kornit Digital Ltd.(b)	(9,132)	(265,193)
Proto Labs, Inc.(b)	(9,657)	(402,987)
SMC Corp.	(1,500)	(567,579)
Toro Co. (The)	(2,630)	(219,000)
VAT Group AG	(1,376)	(528,604)
Yaskawa Electric Corp.	(23,700)	(688,089)
Total		(2,899,129)
Passenger Airlines (0.0)%
Joby Aviation, Inc.(b)	(4,744)	(39,185)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services (2.3)%
Amentum Holdings, Inc.(b)	(83,040)	(1,741,349)
Dayforce, Inc.(b)	(10,410)	(736,403)
Dun & Bradstreet Holdings, Inc.	(23,349)	(287,193)
ICF International, Inc.	(3,417)	(398,798)
Science Applications International Corp.	(11,285)	(1,221,940)
TriNet Group, Inc.	(15,468)	(1,444,557)
Upwork, Inc.(b)	(43,024)	(678,058)
Total		(6,508,298)
Trading Companies & Distributors (0.3)%
Ashtead Group PLC	(5,474)	(356,751)
Fastenal Co.	(3,953)	(289,518)
SiteOne Landscape Supply, Inc.(b)	(1,736)	(247,033)
Total		(893,302)
Transportation Infrastructure (0.1)%
Atlas Arteria Ltd.	(78,122)	(243,933)
Total Industrials		(23,945,374)
Information Technology (19.2)%
Communications Equipment (0.4)%
Arista Networks, Inc.(b)	(8,574)	(987,982)
Electronic Equipment, Instruments & Components (0.7)%
Cognex Corp.	(12,089)	(482,351)
Keysight Technologies, Inc.(b)	(5,579)	(995,015)
Novanta, Inc.(b)	(3,631)	(543,415)
Total		(2,020,781)
IT Services (1.2)%
Akamai Technologies, Inc.(b)	(15,758)	(1,574,224)
Amdocs Ltd.	(4,254)	(375,160)
Infosys Ltd., ADR	(13,866)	(304,359)
MongoDB, Inc.(b)	(2,409)	(658,428)
Sakura Internet, Inc.	(3,000)	(90,909)
Snowflake, Inc., Class A(b)	(1,472)	(267,183)
Total		(3,270,263)
Semiconductors & Semiconductor Equipment (11.4)%
Advanced Micro Devices, Inc.(b)	(8,601)	(997,286)
Applied Materials, Inc.	(8,564)	(1,544,517)
Axcelis Technologies, Inc.(b)	(45,260)	(3,077,680)
BE Semiconductor Industries NV	(4,060)	(517,777)

Common Stocks (continued)
Issuer	Shares	Value ($)
Enphase Energy, Inc.(b)	(40,645)	(2,531,371)
Entegris, Inc.	(25,053)	(2,543,882)
FormFactor, Inc.(b)	(44,718)	(1,790,956)
Infineon Technologies AG	(13,153)	(432,451)
Kla-tencor Corporation	(717)	(529,318)
Lasertec Corp.	(6,500)	(676,023)
Lattice Semiconductor Corp.(b)	(49,533)	(2,824,372)
Microchip Technology, Inc.	(31,460)	(1,708,278)
Micron Technology, Inc.	(25,756)	(2,349,977)
Monolithic Power Systems, Inc.	(2,146)	(1,367,796)
ON Semiconductor Corp.(b)	(50,227)	(2,628,881)
Power Integrations, Inc.	(4,916)	(306,365)
STMicroelectronics NV	(7,108)	(158,799)
Teradyne, Inc.	(11,453)	(1,326,143)
Texas Instruments, Inc.	(5,724)	(1,056,708)
Universal Display Corp.	(22,902)	(3,433,468)
Wolfspeed, Inc.(b)	(7,577)	(46,447)
Total		(31,848,495)
Software (4.2)%
Blackline, Inc.(b)	(3,365)	(214,855)
Datadog, Inc., Class A(b)	(14,100)	(2,012,211)
Digimarc Corp.(b)	(3,712)	(136,119)
DoubleVerify Holdings, Inc.(b)	(42,951)	(885,220)
Dynatrace, Inc.(b)	(14,307)	(826,229)
Guidewire Software, Inc.(b)	(7,171)	(1,515,017)
Monday.com Ltd.(b)	(18,647)	(4,763,563)
Palantir Technologies, Inc., Class A(b)	(8,214)	(677,573)
Procore Technologies, Inc.(b)	(5,731)	(455,959)
Riot Platforms, Inc.(b)	(11,991)	(142,453)
Samsara, Inc., Class A(b)	(1,686)	(86,829)
Total		(11,716,028)
Technology Hardware, Storage & Peripherals (1.3)%
Apple, Inc.	(15,725)	(3,711,100)
Total Information Technology		(53,554,649)
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (3.4)%
Chemicals (0.7)%
Albemarle Corp.	(6,625)	(557,759)
Axalta Coating Systems Ltd.(b)	(5,202)	(186,960)
Croda International PLC	(4,457)	(183,580)
Ganfeng Lithium Group Co., Ltd., Class H	(58,400)	(145,795)
Ginkgo Bioworks Holdings, Inc.(b)	(3,584)	(47,882)
Huntsman Corp.	(8,589)	(144,553)
Keeper Technical Laboratory Co., Ltd.	(7,800)	(223,802)
PureCycle Technologies, Inc.(b)	(21,982)	(204,652)
Sumitomo Chemical Co., Ltd.	(117,800)	(254,814)
Total		(1,949,797)
Construction Materials (1.3)%
Siam Cement PCL (The), NVDR	(19,500)	(88,799)
Summit Materials, Inc., Class A(b)	(2,917)	(152,588)
Vulcan Materials Co.	(12,063)	(3,307,071)
Total		(3,548,458)
Containers & Packaging (0.1)%
Amcor PLC	(16,890)	(164,171)
Graphic Packaging Holding Co.	(6,811)	(186,826)
Total		(350,997)
Metals & Mining (1.3)%
Antofagasta PLC	(5,799)	(122,964)
Boliden AB	(10,043)	(301,645)
Champion Iron Ltd.	(121,261)	(412,010)
Fortescue Metals Group Ltd.	(43,376)	(507,993)
Ivanhoe Electric, Inc.(b)	(29,321)	(173,580)
Ivanhoe Mines Ltd., Class A(b)	(52,600)	(564,961)
Liontown Resources Ltd.(b)	(1,162,848)	(477,511)
Lithium Americas Corp.(b)	(39,800)	(119,125)
Lynas Rare Earths Ltd.(b)	(45,409)	(176,007)
Mineral Resources Ltd.	(27,768)	(592,388)
MP Materials Corp.(b)	(6,884)	(151,173)
Ryerson Holding Corp.	(5,912)	(132,192)
Total		(3,731,549)
Total Materials		(9,580,801)

Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate (1.1)%
Diversified REITs (0.1)%
Nomura Real Estate Master Fund, Inc.	(269)	(259,075)
Industrial REITs (0.1)%
Segro PLC	(28,546)	(252,391)
Office REITs (0.2)%
Orix JREIT, Inc.	(46)	(51,041)
SL Green Realty Corp.	(7,349)	(495,249)
Total		(546,290)
Real Estate Management & Development (0.4)%
CoStar Group, Inc.(b)	(3,695)	(283,037)
Redfin Corp.(b)	(26,764)	(214,112)
Sagax AB, Class B	(15,725)	(346,081)
Zillow Group, Inc., Class C(b)	(4,433)	(364,481)
Total		(1,207,711)
Residential REITs (0.1)%
Mid-America Apartment Communities, Inc.	(1,998)	(304,855)
Retail REITs (0.1)%
Unibail-Rodamco-Westfield	(3,826)	(320,338)
Specialized REITs (0.1)%
Digital Realty Trust, Inc.	(1,616)	(264,798)
Millrose Properties, Inc.(b),(c),(d)	(3,943)	(43,615)
Total		(308,413)
Total Real Estate		(3,199,073)
Utilities (0.2)%
Electric Utilities (0.1)%
Fortis, Inc.	(6,938)	(295,698)
Independent Power and Renewable Electricity Producers (0.1)%
NextEra Energy Partners LP	(31,801)	(335,182)
Total Utilities		(630,880)
Total Common Stocks (Proceeds $140,911,273)		(134,717,445)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)

Preferred Stocks (0.1)%
Issuer	Shares	Value ($)
Consumer Discretionary (0.1)%
Automobiles (0.1)%
Dr. Ing. h.c. F. Porsche AG	(3,159)	(201,131)
Total Consumer Discretionary		(201,131)
Total Preferred Stocks (Proceeds $283,135)		(201,131)

Exchange-Traded Equity Funds (2.2)%
	Shares	Value ($)
U.S. Large Cap (0.6)%
SPDR S&P 500 ETF Trust	(2,858)	(1,720,002)
U.S. Mid Large Cap (0.7)%
iShares MSCI USA Momentum Factor ETF	(8,417)	(1,844,417)
Exchange-Traded Equity Funds (continued)
	Shares	Value ($)
U.S. Small Mid Cap (0.9)%
SPDR S&P Biotech ETF	(28,638)	(2,653,883)
Total Exchange-Traded Equity Funds (Proceeds $6,181,347)		(6,218,302)
Total Investments in Securities Sold Short (Proceeds $147,375,755)		(141,136,878)
Total Investments in Securities, Net of Securities Sold Short		130,668,218
Other Assets & Liabilities, Net		148,084,904
Net Assets		278,753,122
At January 31, 2025, securities and/or cash totaling $251,703,754 were pledged as collateral.
Investments in derivatives
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Akero Therapeutics, Inc.	Morgan Stanley	USD	1,552,096	287	27.50	03/21/2025	216,119	763,420
Alibaba Group Holding Ltd.	Morgan Stanley	USD	1,413,412	143	100.00	02/14/2025	54,719	51,837
Alibaba Group Holding Ltd.	Morgan Stanley	USD	1,413,412	143	101.00	02/14/2025	78,156	45,403
Apple, Inc.	Morgan Stanley	USD	2,100,400	89	242.50	01/31/2025	28,218	—
Ascendis Pharma A/S	Morgan Stanley	USD	457,310	35	135.00	04/17/2025	43,156	32,900
BILL Holdings, Inc.	Morgan Stanley	USD	1,528,966	158	100.00	02/07/2025	83,629	86,110
Datadog, Inc.	Morgan Stanley	USD	2,040,753	143	155.00	02/14/2025	92,104	44,688
Duolingo, Inc.	Morgan Stanley	USD	1,565,157	43	370.00	02/21/2025	61,879	58,050
Dynatrace, Inc.	Morgan Stanley	USD	1,651,650	286	60.00	02/21/2025	50,026	21,450
Guidewire Software, Inc.	Morgan Stanley	USD	1,204,239	57	210.00	02/21/2025	20,587	37,050
Guidewire Software, Inc.	Morgan Stanley	USD	295,778	14	190.00	02/21/2025	3,173	31,850
Marvell Technology, Inc.	Morgan Stanley	USD	1,304,732	143	100.00	01/31/2025	7,460	—
Marvell Technology, Inc.	Morgan Stanley	USD	1,613,898	143	105.00	02/07/2025	55,208	129,772
Microsoft Corp.	Morgan Stanley	USD	5,935,358	143	450.00	01/31/2025	111,635	—
Monday.com Ltd	Morgan Stanley	USD	4,393,912	172	260.00	02/21/2025	243,306	326,800
Monolithic Power Systems, Inc.	Morgan Stanley	USD	1,402,214	22	730.00	02/21/2025	81,014	36,740
Monolithic Power Systems, Inc.	Morgan Stanley	USD	446,159	7	710.00	02/21/2025	29,347	14,735
NextEra Energy Partners LP	Morgan Stanley	USD	671,398	637	17.00	02/21/2025	38,940	1,593
Quanta Services, Inc.	Morgan Stanley	USD	2,214,792	72	320.00	02/21/2025	50,195	69,120
RadNet, Inc.	Morgan Stanley	USD	563,042	86	75.00	02/21/2025	27,929	2,795
Semrush Holdings, Inc.	Morgan Stanley	USD	577,264	331	17.50	03/21/2025	39,342	63,717
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	390,247	143	25.00	03/21/2025	43,333	63,635
Taiwan Semiconductor Manufacturing Co., Ltd.	Morgan Stanley	USD	2,993,276	143	190.00	02/07/2025	115,069	287,787
Teradyne, Inc.	Morgan Stanley	USD	1,493,691	129	125.00	02/21/2025	69,546	8,708
Teradyne, Inc.	Morgan Stanley	USD	660,003	57	130.00	02/21/2025	19,122	3,420
Universal Display Corp.	Morgan Stanley	USD	2,578,624	172	160.00	02/21/2025	78,280	96,320
Total							1,741,492	2,277,900

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Advanced Energy Industries, Inc.	Morgan Stanley	USD	1,645,644	143	110.00	02/21/2025	75,567	48,262
Airbnb, Inc.	Morgan Stanley	USD	1,875,731	143	129.00	02/21/2025	94,707	83,655
Allegro MicroSystems, Inc.	Morgan Stanley	USD	686,565	285	20.00	02/21/2025	16,803	2,850
Apple, Inc.	Morgan Stanley	USD	2,714,000	115	225.00	01/31/2025	35,247	—
Apple, Inc.	Morgan Stanley	USD	1,699,200	72	230.00	02/07/2025	28,043	10,008
Aptiv PLC	Morgan Stanley	USD	1,785,212	286	60.00	02/21/2025	52,926	49,335
Arista Networks, Inc.	Morgan Stanley	USD	1,647,789	143	107.00	01/31/2025	29,493	—
Astera Labs, Inc.	Morgan Stanley	USD	294,118	29	105.00	02/14/2025	17,189	37,845
Astera Labs, Inc.	Morgan Stanley	USD	1,592,294	157	115.00	02/21/2025	111,100	314,785
Astera Labs, Inc.	Morgan Stanley	USD	436,106	43	90.00	02/21/2025	25,265	25,585
Astera Labs, Inc.	Morgan Stanley	USD	578,094	57	85.00	02/21/2025	29,816	24,225
Broadcom, Inc.	Morgan Stanley	USD	1,261,239	57	200.00	02/07/2025	53,185	5,073
Commvault Systems, Inc.	Morgan Stanley	USD	3,854,092	242	135.00	02/21/2025	38,619	20,570
Doximity, Inc.	Morgan Stanley	USD	419,610	71	55.00	02/21/2025	23,161	23,075
Dynatrace, Inc.	Morgan Stanley	USD	1,241,625	215	55.00	02/21/2025	39,351	9,675
Elevance Health, Inc.	Morgan Stanley	USD	1,701,510	43	380.00	02/21/2025	48,042	15,695
Glaukos Corp.	Morgan Stanley	USD	2,237,092	143	150.00	02/21/2025	127,558	125,840
Invesco QQQ Trust Series 1	Morgan Stanley	USD	11,229,235	215	510.00	01/31/2025	137,146	—
Iron Mountain, Inc.	Morgan Stanley	USD	1,452,451	143	98.00	02/07/2025	45,210	15,373
PROCEPT BioRobotics Corp.	Morgan Stanley	USD	1,036,750	143	70.00	02/21/2025	37,065	42,185
Reddit, Inc.	Morgan Stanley	USD	1,396,850	70	150.00	01/31/2025	34,490	—
Reddit, Inc.	Morgan Stanley	USD	838,110	42	160.00	01/31/2025	27,188	—
Spotify Technology SA	Morgan Stanley	USD	1,535,940	28	505.00	02/07/2025	50,666	35,560
Spotify Technology SA	Morgan Stanley	USD	767,970	14	515.00	02/07/2025	22,484	21,560
Upstart Holdings, Inc.	Morgan Stanley	USD	90,643	14	55.00	01/31/2025	1,969	—
Upstart Holdings, Inc.	Morgan Stanley	USD	278,404	43	60.00	01/31/2025	10,510	—
Upstart Holdings, Inc.	Morgan Stanley	USD	1,113,614	172	60.00	02/14/2025	87,936	84,280
VanEck Semiconductor ETF	Morgan Stanley	USD	3,118,336	128	230.00	01/31/2025	26,208	—
Total							1,326,944	995,436

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(2,714,000)	(115)	252.50	01/31/2025	(7,268)	—
Carvana Co.	Morgan Stanley	USD	(2,474,800)	(100)	260.00	01/31/2025	(37,063)	—
Glaukos Corp.	Morgan Stanley	USD	(2,237,092)	(143)	180.00	02/21/2025	(17,076)	(45,760)
Solaris Energy Infrastructure, Inc.	Morgan Stanley	USD	(390,247)	(143)	35.00	03/21/2025	(7,718)	(16,088)
Total							(69,125)	(61,848)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(2,690,400)	(114)	212.50	01/31/2025	(3,431)	—
Apple, Inc.	Morgan Stanley	USD	(1,699,200)	(72)	210.00	02/07/2025	(3,401)	(828)
Teradyne, Inc.	Morgan Stanley	USD	(660,003)	(57)	105.00	02/21/2025	(6,296)	(4,133)
Total							(13,128)	(4,961)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Snowflake, Inc., Class A	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,319,940	221,200	(4,717)	—	—	216,483	—
Total return on Verona Pharma PLC, ADR	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,361,690	189,191	(2,953)	—	—	186,238	—
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,899,603	186,174	(4,120)	—	—	182,054	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,314,280	163,560	(2,851)	—	—	160,709	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,546,646	140,564	(3,354)	—	—	137,210	—
Total return on BILL Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,248,174	138,734	(2,707)	—	—	136,027	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,011,520	125,882	(2,057)	—	—	123,825	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,009,780	125,665	(2,190)	—	—	123,475	—
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	3,287,585	126,794	(7,130)	—	—	119,664	—
Total return on Freshworks, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,037,325	113,197	(2,250)	—	—	110,947	—
Total return on Snowflake, Inc., Class A	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,156,656	110,284	(2,352)	—	—	107,932	—
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	817,149	102,300	(1,662)	—	—	100,638	—
Total return on Axon Enterprise, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	764,440	95,133	(1,554)	—	—	93,579	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,043,804	94,864	(2,264)	—	—	92,600	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,448,648	92,944	(3,142)	—	—	89,802	—
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,999,057	77,099	(4,336)	—	—	72,763	—
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	584,199	73,136	(1,188)	—	—	71,948	—
Total return on Snowflake, Inc., Class A	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	726,141	69,236	(1,575)	—	—	67,661	—
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	784,984	63,383	(1,703)	—	—	61,680	—
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	460,304	45,113	(998)	—	—	44,115	—
Total return on Cellebrite DI Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	916,400	45,200	(1,988)	—	—	43,212	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	460,021	41,808	(873)	—	—	40,935	—
Total return on Snowflake, Inc., Class A	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	369,202	35,203	(751)	—	—	34,452	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,030,467	34,723	(2,095)	—	—	32,628	—
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	881,050	33,980	(1,758)	—	—	32,222	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	973,987	32,820	(1,980)	—	—	30,840	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	318,638	28,959	(691)	—	—	28,268	—
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	291,343	28,554	(632)	—	—	27,922	—
Total return on Allegro MicroSystems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,006,106	29,667	(2,182)	—	—	27,485	—
Total return on BILL Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	252,038	28,014	(547)	—	—	27,467	—

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Waystar Holding Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	410,067	27,200	(889)	—	—	26,311	—
Total return on Freshworks, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	237,145	25,878	(514)	—	—	25,364	—
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	615,134	23,724	(1,334)	—	—	22,390	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	323,858	20,778	(702)	—	—	20,076	—
Total return on Freshworks, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	511,897	20,286	(555)	—	—	19,731	—
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	186,526	19,363	(405)	—	—	18,958	—
Total return on Verona Pharma PLC, ADR	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	132,466	18,404	(287)	—	—	18,117	—
Total return on Freshworks, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	167,180	18,244	(363)	—	—	17,881	—
Total return on Insmed, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	200,632	18,234	(435)	—	—	17,799	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	277,847	17,827	(603)	—	—	17,224	—
Total return on Waystar Holding Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	266,280	17,663	(578)	—	—	17,085	—
Total return on Freshworks, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	247,405	16,827	(369)	—	—	16,458	—
Total return on Freshworks, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	250,192	16,718	(543)	—	—	16,175	—
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	436,777	16,845	(888)	—	—	15,957	—
Total return on Cellebrite DI Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	328,140	16,185	(712)	—	—	15,473	—
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	196,360	15,855	(426)	—	—	15,429	—
Total return on Verona Pharma PLC, ADR	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	97,752	13,582	(212)	—	—	13,370	—
Total return on MongoDB, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	101,536	12,711	(206)	—	—	12,505	—
Total return on Amazon.com, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	183,147	11,750	(397)	—	—	11,353	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	314,839	10,609	(683)	—	—	9,926	—
Total return on Rubrik, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	97,826	9,588	(199)	—	—	9,389	—
Total return on Allegro MicroSystems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	335,158	9,883	(727)	—	—	9,156	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	273,637	9,220	(556)	—	—	8,664	—
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	212,256	8,186	(460)	—	—	7,726	—
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	168,353	5,673	(342)	—	—	5,331	—
Total return on Allegro MicroSystems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	168,199	4,960	(365)	—	—	4,595	—
Total return on Natera, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	103,232	3,982	(210)	—	—	3,772	—
Total return on Silicon Motion Technology Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	32,238	2,603	(70)	—	—	2,533	—
Total return on Cellebrite DI Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	48,798	2,407	(106)	—	—	2,301	—
Total return on Cellebrite DI Ltd.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	344,254	864	(420)	—	—	444	—

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on GeneDx Holdings Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	7,458	251	(15)	—	—	236	—
Total return on Primoris Services Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	36,430	(3,112)	(79)	—	—	—	(3,191)
Total return on Commvault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	304,761	(4,078)	(620)	—	—	—	(4,698)
Total return on Commvault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	308,635	(4,130)	(669)	—	—	—	(4,799)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	250,075	(5,645)	(542)	—	—	—	(6,187)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	250,460	(5,653)	(543)	—	—	—	(6,196)
Total return on CommVault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	461,823	(6,179)	(1,002)	—	—	—	(7,181)
Total return on argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	535,175	(6,485)	(1,161)	—	—	—	(7,646)
Total return on Advanced Energy Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	173,095	(8,646)	(375)	—	—	—	(9,021)
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	118,226	(8,872)	(256)	—	—	—	(9,128)
Total return on EQT Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	377,463	(9,501)	(819)	—	—	—	(10,320)
Total return on Advanced Energy Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	202,166	(10,097)	(411)	—	—	—	(10,508)
Total return on EQT Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	447,995	(11,277)	(911)	—	—	—	(12,188)
Total return on BridgeBio Pharma, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	502,355	(11,338)	(1,090)	—	—	—	(12,428)
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	184,303	(13,829)	(375)	—	—	—	(14,204)
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	964,526	(14,587)	(2,092)	—	—	—	(16,679)
Total return on argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	982,486	(14,858)	(2,131)	—	—	—	(16,989)
Total return on Advanced Energy Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	347,280	(17,346)	(753)	—	—	—	(18,099)
Total return on Advanced Energy Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	349,823	(17,472)	(759)	—	—	—	(18,231)
Total return on Advanced Energy Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	349,823	(17,472)	(759)	—	—	—	(18,231)
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	281,705	(21,138)	(573)	—	—	—	(21,711)
Total return on Establishment Labs Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	300,069	(22,516)	(610)	—	—	—	(23,126)
Total return on Commvault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,527,356	(20,438)	(3,313)	—	—	—	(23,751)
Total return on Advanced Energy Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	596,202	(29,778)	(1,212)	—	—	—	(30,990)
Total return on argenx SE	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,806,656	(27,323)	(3,918)	—	—	—	(31,241)
Total return on Advanced Energy Industries, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	630,118	(31,472)	(1,281)	—	—	—	(32,753)
Total return on Commvault Systems, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,372,874	(31,752)	(4,825)	—	—	—	(36,577)
Total return on IES Holdings, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	368,532	(49,446)	(749)	—	—	—	(50,195)
Total return on Primoris Services Corp.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	882,042	(75,342)	(1,913)	—	—	—	(77,255)
Total return on Solaris Energy Infrastructure, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	620,442	(88,996)	(1,346)	—	—	—	(90,342)

Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	1,875,746	(432,032)	(3,814)	—	—	—	(435,846)
Total return on Astera Labs, Inc.	1-Day Overnight Fed Funds Effective Rate plus 0.550%	Monthly	Morgan Stanley	07/24/2026	USD	2,092,508	(481,958)	(4,255)	—	—	—	(486,213)
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	1,613,266	2,597	(1,733)	—	—	864	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	1,565,462	2,520	(1,819)	—	—	701	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	893,886	1,440	(1,025)	—	—	415	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	546,110	879	(626)	—	—	253	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	381,413	614	(437)	—	—	177	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	341,019	549	(391)	—	—	158	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	159,467	256	(171)	—	—	85	—
Total return on AtkinsRealis Group, Inc.	CORRA plus 0.550%	Monthly	Morgan Stanley	07/27/2026	CAD	540,256	(16,137)	(428)	—	—	—	(16,565)
Total							1,599,631	(132,957)	—	—	3,029,163	(1,562,489)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	4.330%
CORRA	Canadian Overnight Repo Rate Average	3.030%
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short and/or derivative contracts.
(b)	Non-income producing investment.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the total value of these securities amounted to $93,402, which represents 0.03% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at January 31, 2025.
Multi-Manager Directional Alternative Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Directional Alternative Strategies Fund, January 31, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	49,547,895	215,758,971	(246,300,115)	(1,239)	19,005,512	10,270	1,055,144	19,007,413
Abbreviation Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Currency Legend
CAD	Canada Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Directional Alternative Strategies Fund  | 2025

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You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT284_04_R01_(03/25)